Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

LakeShore Group’s intangible assets are presented below:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Cost
Patents	79,608,000	98,519,825	$13,724,865
Licenses, software and laboratory information system	10,435,478	10,614,878	1,478,766
Land use rights	67,181,860	67,181,860	9,359,151
Total Cost	157,225,338	176,316,563	24,562,782
Less: accumulated amortization	(85,980,002)	(93,077,907)	(12,966,748)
Less: asset impairment	-	(10,384,000)	(1,446,602)
Intangible assets	71,245,336	72,854,656	$10,149,432